Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--45.5%
$8,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.514%, 12/9/2002	$7,995,108
60,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.247% - 1.670%, 12/2/2002 - 1/21/2003	59,979,567
46,500,000		Federal Home Loan Bank System Notes, 1.700% - 2.990%, 12/17/2002 - 12/2/2003	46,496,925
2,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.460%, 5/22/2003	2,470,617
19,200,000		Federal Home Loan Mortgage Corp. Notes, 4.750% - 7.000%, 2/15/2003 - 11/15/2003	19,617,594
72,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.290% - 2.280%, 12/4/2002 - 6/27/2003	71,659,838
99,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.230% - 1.660%, 12/2/2002 - 2/1/2003	98,967,285
54,500,000		Federal National Mortgage Association Notes, 1.750% - 5.750%, 2/7/2003 - 12/8/2003	55,112,359
4,000,000	[2]	Student Loan Marketing Association Discount Notes, 2.680%, 3/14/2003	3,969,329
4,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 1.660%, 1/27/2003	3,997,478

		TOTAL U.S. GOVERNMENT AGENCIES	370,266,100

		REPURCHASE AGREEMENTS--54.4%[3]
38,000,000		Repurchase agreement with Banc One Capital Markets, Inc., dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $38,004,433)	38,000,000
38,000,000		Repurchase agreement with Bank of America LLC, dated 11/29/2002, due 12/2/2002 at 1.380%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $38,004,370)	38,000,000
38,000,000		Repurchase agreement with Countrywide Securities Corp., dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2042 (repurchase proceeds at $38,004,433)	38,000,000
90,000,000		Repurchase agreement with Greenwich Capital Markets, Inc., dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2031 (repurchase proceeds at $90,010,500)	90,000,000
60,000,000		Repurchase agreement with J.P. Morgan Securities, Inc., dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $60,007,000)	60,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$24,000,000	[4]	Repurchase agreement with Merrill Lynch Government Securities, dated 11/7/2002, due 1/15/2003 at 1.290%, collateralized by U.S. government agencies with various maturities to 2042 (repurchase proceeds at $24,059,340)	$24,000,000
14,000,000	[4]	Repurchase agreement with Merrill Lynch Government Securities, dated 11/8/2002, due 1/21/2003 at 1.290%, collateralized by U.S. government agencies with various maturities to 2042 (repurchase proceeds at $14,037,123)	14,000,000
38,000,000		Repurchase agreement with Morgan Stanley and Co., Inc., dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $38,004,433)	38,000,000
38,000,000		Repurchase agreement with Salomon Smith Barney, Inc., dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $38,004,433)	38,000,000
26,897,000		Repurchase agreement with Societe Generale, New York, dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. government agencies with various maturities to 2029 (repurchase proceeds at $26,900,003)	26,897,000
23,000,000	[4]	Repurchase agreement with UBS Warburg LLC, dated 11/7/2002, due 2/6/2003 at 1.290%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $23,074,999)	23,000,000
14,000,000	[4]	Repurchase agreement with UBS Warburg LLC, dated 11/21/2002, due 3/5/2003 at 1.300%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $14,052,578)	14,000,000

		TOTAL REPURCHASE AGREEMENTS	441,897,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$812,163,100

1 Denotes variable rate securities which show current rate and next demand date.

2 These issues show the rate of discount at the time of purchase.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($812,957,128) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$441,897,000
Investments in securities	370,266,100

Total investments in securities, at amortized cost and value		$812,163,100
Income receivable		1,206,556
Receivable for shares sold		158,964

TOTAL ASSETS		813,528,620

Liabilities:
Income distribution payable	215,714
Payable to bank	5,795
Payable for shares redeemed	174,399
Accrued expenses	175,584

TOTAL LIABILITIES		571,492

Net assets for 812,957,128 shares outstanding		$812,957,128

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$812,957,128 ÷ 812,957,128 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest			$6,948,140

Expenses:
Investment adviser fee		$1,871,185
Administrative personnel and services fee		281,426
Custodian fees		23,951
Transfer and dividend disbursing agent fees and expenses		390,404
Directors'/Trustees' fees		3,930
Auditing fees		5,426
Legal fees		2,620
Portfolio accounting fees		53,703
Distribution services fee		374,237
Shareholder services fee		935,593
Share registration costs		68,673
Printing and postage		28,442
Insurance premiums		748
Taxes		31,248
Miscellaneous		1,871

TOTAL EXPENSES		4,073,457

Waivers:
Waiver of investment adviser fee	$(103,664)
Waiver of transfer and dividend disbursing agent fees and expenses	(21,966)

TOTAL WAIVERS		(125,630)

Net expenses			3,947,827

Net investment income			$3,000,313

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,000,313	$13,794,259

Distributions to Shareholders:
Distributions from net investment income	(3,000,313)	(13,794,259)

Share Transactions:
Proceeds from sale of shares	1,432,579,349	2,658,275,523
Net asset value of shares issued to shareholders in payment of distributions declared	2,477,840	12,172,152
Cost of shares redeemed	(1,285,398,895)	(2,793,126,877)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	149,658,294	(122,679,202)

Change in net assets	149,658,294	(122,679,202)

Net Assets:
Beginning of period	663,298,834	785,978,036

End of period	$812,957,128	$663,298,834

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [1]	0.02	0.05	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.00) [1]	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.40%	1.75%	5.18%	4.65%	4.30%	4.73%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.05%	1.04%	1.01%	1.00%	1.00%

Net investment income	0.80%[3]	1.74%	4.96%	4.54%	4.22%	4.62%

Expense waiver/reimbursement[4]	0.03%[3]	0.01%	0.02%	0.10%	0.12%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$812,957	$663,299	$785,978	$582,519	$649,081	$557,184

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $812,972,563. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2002	Year Ended 5/31/2002
Shares sold	1,432,579,349	2,658,275,523
Shares issued to shareholders in payment of distributions declared	2,477,840	12,172,152
Shares redeemed	(1,285,398,895)	(2,793,126,877)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	149,658,294	(122,679,202)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund annually to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets annually, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551204

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0122604 (1/03)

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--3.9%
$3,467,000		Birmingham, AL IDA, IDRBs, (Series 1999), Weekly VRDNs (Glasforms, Inc.)/ (Comerica Bank - California LOC)	$3,467,000
5,700,000		Decatur, AL IDB, (Series 1997), Weekly VRDNs (Trico Steel Co. LLC)/ (J.P. Morgan Chase Bank LOC)	5,700,000
4,500,000		Gadsden, AL IDB, IDRBs, (Series 1997), Weekly VRDNs (Chicago Steel (Alabama) LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,500,000
5,000,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	5,000,000

		TOTAL	18,667,000

		Alaska--1.2%
5,500,000		Valdez, AK, Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	5,500,000

		Arizona--1.9%
1,135,000		Chandler, AZ, IDA, Weekly VRDNs (SMP II LP)/(Bank One N.A. (Chicago) LOC)	1,135,000
6,000,000		Maricopa County, AZ, IDA, San Miguel Apartments (Series 2002), 1.72% TOBs (Transamerica Life Insurance and Annuity Co.) 7/15/2003	6,000,000
1,000,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(Federal Home Loan Mortgage Corp. LOC)	1,000,000
845,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Apartments)/(FNMA LOC)	845,000

		TOTAL	8,980,000

		Arkansas--0.9%
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000

		TOTAL	4,050,000

		California--5.8%
10,000,000		California State, (Series B), 2.50% RANs, 6/27/2003	10,045,875
1,500,000		California State, (Series D), VRNs, 6/27/2003	1,500,000
3,000,000		California State, RANs, Trust Receipts, (Series 2002 FR/RI-L33J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	3,000,000
1,500,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$3,000,000		California Statewide Communities Development Authority, (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	$3,000,000
3,338,420		California Statewide Communities Development Authority, Laurel Park Senoir Apartments, (Series 2002H), 1.28% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 4/15/2003	3,338,420
3,000,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	3,000,000
2,060,639	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	2,060,639

		TOTAL	27,444,934

		Colorado--0.8%
3,000,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(Westdeutsche Landesbank Girozentrale LOC)	3,000,000
875,000		Colorado HFA, (Series 2000B, Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	875,000

		TOTAL	3,875,000

		District of Columbia--0.7%
3,340,000		District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,340,000

		Florida--1.3%
5,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	5,000,000
1,000,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	1,000,000

		TOTAL	6,000,000

		Georgia--2.0%
2,000,000	[2]	Atlanta, GA, Airport Revenue, (PA-916R), 1.70% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	2,000,000
4,000,000		Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
3,500,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,500,000

		TOTAL	9,500,000

		Hawaii--0.2%
1,000,000		Hawaii State, (Series CJ), 5.70% Bonds, 1/1/2003	1,002,958

		Illinois--8.3%
5,000,000		Chicago, IL, (Series 2000C), Weekly VRDNs (Peoples Gas Light & Coke Co.)	5,000,000
8,000,000		Chicago, IL, Gas Supply Revenue Bonds, (Series 1993B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	8,000,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A. LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$6,000,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One N.A. (Chicago) LOC)	$6,000,000
3,940,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(Firstar Bank, N.A. LOC)	3,940,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB, (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One, Illinois, N.A. LOC)	2,630,000
6,285,000	[2]	University of Illinois, MERLOTS, (Series 2001-A88), 1.55% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,285,000
4,750,000		Winnebago County, IL IDA, (Series 2001), Weekly VRDNs (Seward Screw Products, Inc.)/(Federal Home Loan Bank of Chicago LOC)	4,750,000

		TOTAL	39,605,000

		Indiana--6.1%
1,180,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/ (Huntington National Bank, Columbus, OH LOC)	1,180,000
1,310,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/ (Huntington National Bank, Columbus, OH LOC)	1,310,000
2,020,000		Huntingburg, IN, (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/ (Bank One, Indiana, N.A. LOC)	2,020,000
2,230,000		Huntingburg, IN, EDRB, (Series 1993), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,230,000
1,215,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One, Indiana, N.A. LOC)	1,215,000
1,500,000		Indiana Development Finance Authority, (Series 2002 EDRB), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)	1,500,000
2,800,000		Jasper County, IN, IDRB, (Series 2000), Weekly VRDNs (Newberry Farms LLC)/(Standard Federal Bank, N.A. LOC)	2,800,000
8,235,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,235,000
930,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/ (Bank One N.A. (Ohio) LOC)	930,000
2,485,000		Miami County, IN, (Series 2001), Timberland RV Project) Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)	2,485,000
2,980,000		North Manchester, IN, (Series 1997), Weekly VRDNs (Eften, Inc.)/ (Comerica Bank LOC)	2,980,000
2,065,000		Westfield, IN IDR, (Series 1994), Weekly VRDNs (Standard Locknut & Lockwasher, Inc.)/(Bank One, Indiana, N.A. LOC)	2,065,000

		TOTAL	28,950,000

		Iowa--0.2%
880,000		Iowa Finance Authority, IDRB, Weekly VRDNs (V-T Industries, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	880,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kansas--2.7%
$660,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Irvin R. and Jeannine M. Robinson)/(Firstar Bank, N.A. LOC)	$660,000
4,805,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Robbie Manufacturing, Inc.)/(Firstar Bank, N.A. LOC)	4,805,000
3,935,963		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-I), 1.85% BANs, 2/1/2003	3,935,963
3,415,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/ (Firstar Bank, N.A. LOC)	3,415,000

		TOTAL	12,815,963

		Kentucky--1.1%
1,400,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,400,000
1,715,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,715,000
2,100,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	2,100,000

		TOTAL	5,215,000

		Louisiana--0.5%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(Bank One N.A. (Chicago) LOC)	2,500,000

		Maine--0.9%
4,470,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/ (Key Bank, N.A. LOC)	4,470,000

		Maryland--2.6%
2,385,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	2,385,000
1,880,000		Maryland Economic Development Corp., (Series 1998A)(Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Allfirst Bank LOC)	1,880,000
755,000		Maryland Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Allfirst Bank LOC)	755,000
940,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	940,000
1,815,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	1,815,000
2,000,000		Maryland State Community Development Administration, MERLOTS, (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000
2,500,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	2,500,000

		TOTAL	12,275,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--1.5%
$1,735,000		Brooklyn Park, MN, EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$1,735,000
1,700,000		Minnesota State Higher Education Coordinating Board, (Series 1992 A), Weekly VRDNs (U.S. Bank N.A., Cincinnatti LIQ)	1,700,000
590,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	590,000
750,000		Plymouth, MN, (Series 1998), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	750,000
1,620,000		Red Wing, MN, Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,620,000
795,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Northern Trust Co., Chicago, IL LOC)	795,000

		TOTAL	7,190,000

		Mississippi--4.1%
9,900,000		Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/ (ChevronTexaco Corp. GTD)	9,900,000
2,970,000		Mississippi Business Finance Corp., (Series 1998), Weekly VRDNs (American Metal Sales, Inc.)/(Wells Fargo Bank, N.A. LOC)	2,970,000
650,000		Mississippi Business Finance Corp., IDRB, (Series 1994), Weekly VRDNs (Flexsteel Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	650,000
2,955,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,955,000
2,955,000		Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,955,000

		TOTAL	19,430,000

		Missouri--0.7%
3,100,000		Kansas City, MO IDA, (Series 2001B), Weekly VRDNs (Ridgeview Heights Apartments)/(U.S. Bank N.A., Cincinnatti LOC)	3,100,000

		Multi State--9.9%
3,781,500		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,781,500
3,000,000		BNY Municipal Certificates Trust, (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,000,000
5,000,000		Charter Mac Floater Certificates Trust I, National-1, (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	5,000,000
16,866,352		Clipper Tax-Exempt Certificates Trust, AMT Multistate, (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	16,866,352
18,765,000		Clipper Tax-Exempt Certificates Trust, AMT Multistate, (Series 2002-09), Weekly VRDNs (AMBAC INS, FGIC, FSA, MBIA INS) and State Street Bank and Trust Co. LIQ)	18,765,000

		TOTAL	47,412,852

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nevada--1.1%
$1,000,000		Clark County, NV, Passenger Facility, Las Vegas/McCarran Intl. Airport, (Series A), 6.25% Bonds (MBIA INS), 7/1/2003	$1,026,800
4,000,000		Clark County, NV, (Series 1997A), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	4,000,000

		TOTAL	5,026,800

		New Hampshire--0.4%
2,000,000		Belknap County, NH, 2.00% TANs, 12/27/2002	2,000,788

		New Jersey--0.3%
1,626,250		Beachwood, NJ, 2.75% BANs, 9/5/2003	1,640,260

		New York--9.1%
4,780,000		Fulton, NY City School District, 2.375% RANs, 6/30/2003	4,801,042
8,000,000		New York City, NY Transitional Finance Authority, (Subseries 1999A-1), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	8,000,000
15,000,000		New York City, NY, (Series 1996 J-2), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	15,000,000
10,000,000		New York State Energy Research & Development Authority, PCR Bonds (Series 1987 B), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	10,000,000
5,771,000		Oyster Bay, NY, (Series 2002E), 2.50% BANs, 8/22/2003	5,807,956

		TOTAL	43,608,998

		North Dakota--1.0%
700,000		Fargo, ND, Variable Rate Demand IDRB, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	700,000
4,260,000		Grand Forks, ND, Variable Rate Demand IDRB, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,260,000

		TOTAL	4,960,000

		Ohio--4.9%
2,500,000		Athens, OH, 1.96% BANs, 7/17/2003	2,504,747
1,500,000		Belmont County, OH, 2.03% BANs, 3/19/2003	1,501,219
3,090,000		Canfield, OH, Local School District, 1.85% BANs, 9/25/2003	3,096,198
3,000,000		Cleveland, OH IDA, 2.00% BANs, 12/12/2002	3,000,134
2,000,000		Dover, OH, 2.25% BANs, 1/22/2003	2,001,061
500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	500,000
2,500,000		Granville, OH, Village School District, 2.70% BANs, 5/1/2003	2,506,077
1,375,000		Kent, OH, 2.35% BANs, 12/5/2002	1,375,037
1,700,000	[2]	Ohio HFA Multifamily Housing, (PT-506), 1.55% TOBs (GNMA COL)/ (Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 1/16/2003	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$535,000		Ohio State, IDR, (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/(National City Bank, Ohio LOC)	$535,000
1,500,000		Orange, OH, City School District, 1.95% BANs, 7/17/2003	1,502,480
1,800,000		Shaker Heights, OH, 2.20% BANs, 12/19/2002	1,800,174
1,500,000		Toledo, OH, 1.90% BANs, 5/22/2003	1,502,310

		TOTAL	23,524,437

		Oklahoma--2.0%
1,215,000		Adair County, OK, IDA, (Series B), Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	1,215,000
2,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank LOC)	2,000,000
1,705,000		Oklahoma County, OK, Finance Authority, (Series 1996), Weekly VRDNs (Avalon Project)/(Bank One N.A. (Chicago) LOC)	1,705,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (Conoco, Inc.)	2,500,000
2,100,000		Oklahoma Development Finance Authority, 2.00% TOBs (Simmons Poultry Farms)/(Harris Trust & Savings Bank, Chicago LOC), Optional Tender 2/1/2003	2,100,000

		TOTAL	9,520,000

		Oregon--0.4%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC)	1,000,000

		TOTAL	2,000,000

		Pennsylvania--0.8%
3,000,000		Erie, PA, School District, 2.50% TRANs, 6/30/2003	3,015,411
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank N.A., Pittsburgh LOC)	895,000

		TOTAL	3,910,411

		Rhode Island--0.8%
3,800,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,800,000

		South Carolina--1.9%
2,200,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	2,200,000
4,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	4,500,000
2,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	2,000,000
585,000		South Carolina Jobs-EDA, EDRB, (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	585,000

		TOTAL	9,285,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--4.0%
$730,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	$730,000
850,000		Chattanooga, TN, IDB, Industrial Development Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	850,000
1,215,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,215,000
2,410,000		Dickson County, TN IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Co. LLC Project)/(PNC Bank, N.A. LOC)	2,410,000
1,800,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	1,800,000
290,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	290,000
2,600,000		Jackson, TN, IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(AmSouth Bank N.A., Birmingham LOC)	2,600,000
350,000		Knox County, TN, IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	350,000
7,200,000		Roane, TN, IDB, (Series 1982), Monthly VRDNs (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank NV, Amsterdam LOC)	7,200,000
1,370,000		Tennessee Housing Development Agency, (Series PG-2A), 4.55% Bonds, 7/1/2003	1,390,864

		TOTAL	18,835,864

		Texas--8.6%
3,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.50% TOBs (MBIA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	3,000,000
4,950,000		Brazos River Authority, TX, Trust Receipts, (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	4,950,000
8,468,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,468,000
5,000,000		Port Arthur Navigation District, TX, IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
5,000,000		Port Arthur Navigation District, TX, IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
3,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	3,000,000
1,540,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,540,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$5,113,000	[2]	Texas State Department of Housing & Community Affairs, Clippers, (Series 2001-1), 3.60% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	$5,113,000
5,000,000	[2]	Texas State, (Series 2002 FR/RI N1J), 1.40% TOBs (Bank of New York LIQ), Optional Tender 12/11/2002	5,000,000

		TOTAL	41,071,000

		Virginia--3.7%
1,500,000		Campbell County, VA, IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	1,500,000
6,000,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	6,000,000
2,000,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	2,000,000
3,000,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(Federal Home Loan Mortgage Corp. LOC)	3,000,000
1,000,000		Portsmouth, VA, Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	1,000,000
985,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	985,000
3,100,000		Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank of NC, N.A. LOC)	3,100,000

		TOTAL	17,585,000

		Washington--1.1%
5,335,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS, (Series 2001-A116), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,335,000

		Wisconsin--2.3%
4,155,000		Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	4,155,000
965,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (Bank One, Wisconsin, N.A. LOC)	965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$3,900,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,900,000
1,205,000		Prentice Village, WI, Limited Obligation Revenue Refunding Bonds, (Series A), Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Standard Federal Bank, N.A. LOC)	1,205,000
660,000		Waukesha, WI, IDRB, (Series 1995), Weekly VRDNs (Weldall Manufacturing Inc. Project)/(Bank One, Wisconsin, N.A. LOC)	660,000

		TOTAL	10,885,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$475,192,265

Securities that are subject to alternative minimum tax represent 65.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
93.48%	6.52%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2002, these securities amounted to $33,493,639, which represents 7.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($476,785,881) at November 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$475,192,265
Cash		650,196
Income receivable		1,412,706
Receivable for shares sold		6,195

TOTAL ASSETS		477,261,362

Liabilities:
Income distribution payable	$135,598
Payable for shares redeemed	160,184
Accrued expenses	179,699

TOTAL LIABILITIES		475,481

Net assets for 476,794,492 shares outstanding		$476,785,881

Net Assets Consist of:
Paid in capital		$476,794,492
Accumulated net realized loss on investments		(8,611)

TOTAL NET ASSETS		$476,785,881

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$476,785,881 ÷ 476,794,492 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest			$4,537,874

Expenses:
Investment adviser fee		$1,325,934
Administrative personnel and services fee		199,421
Custodian fees		13,134
Transfer and dividend disbursing agent fees and expenses		296,497
Directors'/Trustees' fees		3,447
Auditing fees		5,304
Legal fees		6,504
Portfolio accounting fees		44,831
Distribution services fee		265,187
Shareholder services fee		662,967
Share registration costs		59,517
Printing and postage		24,523
Taxes		19,889
Miscellaneous		796

TOTAL EXPENSES		2,927,951

Waivers:
Waiver of investment adviser fee	$(115,158)
Waiver of transfer and dividend disbursing agent fees and expenses	(15,337)

TOTAL WAIVERS		(130,495)

Net expenses			2,797,456

Net investment income			1,740,418

Net realized loss on investments			(8,611)

Change in net assets resulting from operations			$1,731,807

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,740,418	$6,882,918
Net realized loss on investments	(8,611)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,731,807	6,882,918

Distributions to Shareholders:
Distributions from net investment income	(1,740,418)	(6,882,918)

Share Transactions:
Proceeds from sale of shares	825,771,395	1,597,091,828
Net asset value of shares issued to shareholders in payment of distributions declared	1,575,675	6,570,429
Cost of shares redeemed	(888,788,238)	(1,573,950,050)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,441,168)	29,712,207

Change in net assets	(61,449,779)	29,712,207

Net Assets:
Beginning of period	538,235,660	508,523,453

End of period	$476,785,881	$538,235,660

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [1]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	(0.00)[1]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [1]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[1]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.33%	1.20%	3.21%	2.92%	2.58%	2.90%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.05%	1.04%	1.02%	1.01%	1.01%

Net investment income	0.66%[3]	1.16%	3.16%	2.87%	2.57%	2.86%

Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.03%	0.07%	0.12%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$476,786	$538,236	$508,523	$430,365	$437,451	$647,813

1 Amount represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $476,948,481. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2002	Year Ended 5/31/2002
Shares sold	825,771,395	1,597,091,828
Shares issued to shareholders in payment of distributions declared	1,575,675	6,570,429
Shares redeemed	(888,788,238)	(1,573,950,050)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(61,441,168)	29,712,207

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund annually to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended November 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $531,080,000 and $830,958,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551303

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0122605 (1/03)

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--11.2%
		Banking--11.2%
$20,000,000		Abbey National Bank PLC, London, 2.460%, 12/18/2002	$20,000,092
42,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.845%, 10/17/2003 - 10/20/2003	42,001,189
46,000,000		Bank of New York, 2.065%, 7/1/2003	45,990,717
125,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.360% - 1.750%, 12/16/2002 - 1/13/2003	125,000,000
80,000,000		Comerica Bank, 2.275% - 2.530%, 3/7/2003 - 6/23/2003	79,992,215
29,000,000		Credit Suisse First Boston, 1.810%, 2/3/2003	29,000,000
35,000,000		Danske Bank A/S, 2.100%, 6/30/2003	34,983,946
50,000,000		Deutsche Bank AG, 1.341%, 12/2/2002	50,000,000
45,000,000		Svenska Handelsbanken, Stockholm, 2.280%, 6/30/2003	45,033,140
45,000,000		Toronto Dominion Bank, 1.340%, 5/7/2003	44,998,051
109,000,000		UBS AG, 2.210% - 2.770%, 2/18/2003 - 3/12/2003	108,999,710

		TOTAL CERTIFICATES OF DEPOSIT	625,999,060

		COLLATERALIZED LOAN AGREEMENTS--9.8%
		Banking--5.4%
100,000,000		Credit Suisse First Boston Corp., 1.435%, 12/2/2002	100,000,000
200,000,000		J.P. Morgan Securities, Inc., 1.445%, 12/2/2002	200,000,000

		TOTAL	300,000,000

		Brokerage--4.4%
45,000,000		Bear Stearns Cos., Inc., 1.430%, 12/2/2002	45,000,000
100,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.415%, 12/2/2002	100,000,000
100,000,000		Morgan Stanley & Co., Inc., 1.455%, 12/2/2002	100,000,000

		TOTAL	245,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	545,000,000

Principal Amount			Value
		COMMERCIAL PAPER--18.4%[1]
		Banking--9.0%
$50,000,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.800%, 1/16/2003	$49,885,000
17,910,000		Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 1.810%, 12/3/2002	17,908,199
31,500,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.750%, 1/9/2003	31,440,281
50,000,000		Citicorp, 1.720% - 1.780%, 12/16/2002 - 1/10/2003	49,933,681
239,750,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.790% - 2.100%, 1/16/2003 - 1/29/2003	239,092,528
35,000,000		Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 1.341%, 5/8/2003	34,794,007
25,000,000		ING (U.S.) Funding LLC, (Guaranteed by ING Bank N.V.), 1.980%, 3/26/2003	24,841,875
31,650,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.780%, 3/17/2003	31,484,119
25,000,000		Variable Funding Capital Corp., (Wachovia Bank N.A. Credit Support) 1.770%, 1/7/2003	24,954,521

		TOTAL	504,334,211

		Entertainment--0.9%
51,150,000		Walt Disney Co., 1.620% - 2.050%, 1/16/2003 - 2/14/2003	50,986,683

		Finance - Automotive--1.9%
51,480,000		Ford Motor Credit Co., 1.790%-1.860%, 12/6/2002- 2/11/2003	51,398,798
2,300,000		General Motors Acceptance Corp., 1.910%, 2/14/2003	2,296,001
600,000		General Motors Acceptance Corp., 2.060%, 12/13/2002	599,588
55,000,000		New Center Asset Trust, A1/P1 Series, 1.330% - 1.790%, 1/31/2003 - 5/9/2003	54,762,154

		TOTAL	109,056,541

		Finance - Commercial--0.6%
35,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.770%, 1/21/2003	34,912,238

		Finance - Equipment--0.5%
26,000,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 2.040% - 2.100%, 1/10/2003 - 1/21/2003	25,931,858

		Finance - Retail--2.3%
107,700,000		Household Finance Corp., 2.050% - 2.060%, 12/27/2002-1/14/2003	107,485,883
20,000,000		Mortgage Interest Networking Trust A1+/P1, 1.740%, 12/9/2002	19,992,267

		TOTAL	127,478,150

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--1.9%
$50,000,000		Galaxy Funding Inc., 1.720%, 12/11/2002	$49,976,111
55,022,000		Ivory Funding Corp., 1.780% - 1.800%, 1/13/2003 - 1/24/2003	54,877,703

		TOTAL	104,853,814

		Food & Beverage--1.0%
52,500,000		General Mills, Inc., 1.950% - 2.060%, 12/6/2002 - 1/23/2003	52,471,876
1,300,000		General Mills, Inc., 2.060%, 1/23/2003	1,296,077

		TOTAL	53,767,953

		Oil & Oil Finance--0.2%
10,000,000		Shell Finance (UK) PLC, 1.840%, 9/9/2003	9,855,867

		Retail--0.1%
6,000,000		Safeway, Inc., 1.520%, 1/10/2003	5,989,867

		TOTAL COMMERCIAL PAPER	1,027,167,182

		CORPORATE BOND--0.3%
		Brokerage--0.3%
18,000,000		Merrill Lynch & Co., Inc., 2.450%, 03/24/2003	18,000,000

		SHORT-TERM NOTES--11.3%
		Banking--1.3%
20,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	20,000,000
50,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	49,997,989

		TOTAL	69,997,989

		Brokerage--3.7%
25,000,000		Bear Stearns Cos., Inc., 1.525%, 12/2/2002	25,000,000
20,000,000		Goldman Sachs Group, Inc., 1.441%, 5/14/2003	20,000,000
165,000,000		Goldman Sachs Group, Inc., 1.525%, 12/2/2002	165,000,000

		TOTAL	210,000,000

		Finance - Automotive--1.9%
9,505,941		Americredit Automobile Receivables Trust 2002-E-M, Class A1, 1.818%, 11/6/2003	9,505,941
31,000,000		CarMax Auto Owner Trust 2002-2, Class A1, 1.425%, 12/15/2003	31,000,000
3,790,215		Ford Credit Auto Owner Trust 2002-C, Class A1, 1.860%, 3/17/2003	3,790,215
25,267,417		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	25,267,417
4,390,557		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	4,390,557
Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Automotive--continued
$8,408,114		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	$8,408,114
8,500,000		SSB Auto Loan Trust 2002-1, Class A1, 1.658%, 11/15/2003	8,500,000
17,000,000		Volkswagen Auto Lease Trust 2002-A, Class A1, 1.385%, 11/20/2003	17,000,000

		TOTAL	107,862,244

		Finance - Equipment--0.1%
2,797,629		CIT Equipment Collateral 2002-VT1, Class A1, 1.960%, 5/20/2003	2,797,629
4,500,000		John Deere B.V., (Guaranteed by Deere & Co.), 1.650%, 1/24/2003	4,488,862

		TOTAL	7,286,491

		Finance - Insurance--0.3%
15,000,000		WFS Financial Owner Trust 2002-4, Class A1, (FSA Insurance), 1.676%, 11/20/2003	15,000,000

		Finance - Securities--3.0%
108,400,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.840% - 2.540%, 2/7/2003-10/24/2003	108,400,000
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.320%, 7/7/2003	25,014,702
35,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.305% - 2.680%, 5/20/2003- 7/15/2003	35,000,000

		TOTAL	168,414,702

		Telecommunications--1.0%
25,000,000		BellSouth Corp., 4.105%, 4/26/2003	25,128,106
28,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	28,216,025

		TOTAL	53,344,131

		TOTAL SHORT--TERM NOTES	631,905,557

		GOVERNMENT AGENCIES--2.6%
		Government Agency--2.6%
122,000,000		Federal Home Loan Bank System, 1.770% - 2.070%, 9/23/2003 - 10/22/2003	121,999,929
25,000,000		Federal Home Loan Mortgage Corp., 1.750%, 12/8/2003	25,000,000

		TOTAL GOVERNMENT AGENCIES	146,999,929

		LOAN PARTICIPATION--4.2%
		Chemicals--1.5%
85,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.620% - 1.930%, 12/12/2002 - 12/27/2002	85,000,000

		Electrical Equipment--0.5%
25,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.401%, 12/17/2002	25,700,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Automotive--0.3%
$19,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 2.190%, 12/4/2002	$18,998,844

		Finance - Retail--1.9%
104,600,000		Countrywide Home Loans, Inc., 1.830%, 12/18/2002 - 12/20/2002	104,600,000

		TOTAL LOAN PARTICIPATION	234,298,844

		MUNICIPAL--0.5%
		Banking--0.5%
30,000,000	[2,3]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 1.850%, 1/1/2003	30,000,000

		MUTUAL FUNDS--5.4%
		Asset Management--5.4%
251,000,000		Nations Cash Reserves, 1.442%, 12/2/2002	251,000,000
50,000,000		Scudder Money Market, 1.407%, 12/2/2002	50,000,000

		TOTAL MUTUAL FUNDS	301,000,000

		NOTES - VARIABLE--33.9%[4]
		Banking--14.9%
2,745,000		6380 Brackbill Associates, LP, Series 2000, (Allfirst Bank LOC), 1.580%, 12/6/2002	2,745,000
3,280,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.570%, 12/5/2002	3,280,000
14,680,000		Alabama Incentives Financing Authority, Series 1999-C, (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 12/5/2002	14,680,000
4,634,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.460%, 12/5/2002	4,634,000
6,900,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 1.530%, 12/5/2002	6,900,000
3,680,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 1.630%, 12/5/2002	3,680,000
4,200,000		BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 1.550%, 12/5/2002	4,200,000
3,800,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 1.500%, 12/5/2002	3,800,000
1,210,000		BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.489%, 12/6/2002	1,210,000
2,020,000		Blackwell Investments, Inc., (Bank One N.A. (Chicago) LOC), 1.470%, 12/5/2002	2,020,000
Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Banking--continued
$75,000,000		Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG), 1.390%, 12/29/2002	$75,000,000
6,585,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.480%, 12/6/2002	6,585,000
1,200,000		Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 1.489%, 12/6/2002	1,200,000
8,000,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.520%, 12/5/2002	8,000,000
12,375,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.450%, 12/5/2002	12,375,000
8,000,000		Central Penn, Inc., (Allfirst Bank LOC), 1.580%, 12/6/2002	8,000,000
1,345,000		Children's Defense Fund, (Allfirst Bank LOC), 1.580%, 12/3/2002	1,345,000
4,955,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.460%, 12/5/2002	4,955,000
50,000,000		Comerica Bank, 1.405%, 12/28/2002	50,005,665
3,865,000		Crane Plastics Siding LLC, Series 2000, (Bank One N.A. (Chicago) LOC), 1.470%, 12/5/2002	3,865,000
4,350,000		Dewberry III LP, (Allfirst Bank LOC), 1.580%, 12/4/2002	4,350,000
1,565,000		Edgefield County, SC, Series 1997 (Bondex Inc Project), (HSBC Bank USA LOC), 2.000%, 12/5/2002	1,565,469
4,000,000		Engle Printing & Publishing, Series 2001, (Allfirst Bank LOC), 1.580%, 12/6/2002	4,000,000
6,909,000		Frank Parsons Paper Co., Inc., SERIES 1999, (Allfirst Bank LOC), 1.580%, 12/6/2002	6,909,000
1,370,000		Gahanna OH, City of, Franklin Steel Co Project, (Firstar Bank, N.A. LOC), 1.370%, 12/5/2002	1,370,000
7,695,000		Gannett Fleming, Inc., Series 2001, (Allfirst Bank LOC), 1.580%, 12/6/2002	7,695,000
6,500,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 1.490%, 12/4/2002	6,500,000
1,075,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Allfirst Bank LOC), 1.580%, 12/4/2002	1,075,000
2,050,000		Graywood Farms LLC, (Allfirst Bank LOC), 1.580%, 12/6/2002	2,050,000
3,215,000		Great Southern Wood Preserving Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.489%, 12/6/2002	3,215,000
8,980,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 1.480%, 12/5/2002	8,980,000
44,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	44,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Banking--continued
$8,745,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 1.489%, 12/6/2002	$8,745,000
5,030,000		HSI Funding LLC, Variable Rate (Series A), (National City Bank, Michigan/Illinois LOC), 1.430%, 12/5/2002	5,030,000
1,000,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.539%, 12/6/2002	1,000,000
4,880,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 1.520%, 12/5/2002	4,880,000
5,893,000		Houlihan Brothers Finance Corp., Series A, (National City Bank, Michigan/Illinois LOC), 1.430%, 12/5/2002	5,893,000
295,000		Houston, TX Higher Education Finance Corp., University Courtyard Project, Series 2000-B, (Wachovia Bank N.A. LOC), 1.480%, 12/5/2002	295,000
49,320,000		Inland Empire Solid Waste Financing Authority, CA, (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.440%, 12/4/2002	49,320,000
4,585,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 1.914%, 12/1/2002	4,585,000
8,100,000		Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.450%, 12/5/2002	8,100,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.670%, 12/5/2002	2,290,000
51,000,000		Liquid Asset Backed Securities Trust, Series 1996-3, (WestLB AG Swap Agreement), 1.401%, 12/15/2002	51,000,000
10,704,000		MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.450%, 12/5/2002	10,704,000
50,000,000	[2]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.861%, 12/27/2002	50,000,000
3,500,000		Maryland Economic Development Corp., CWI Limited Partnership, (Allfirst Bank LOC), 1.580%, 12/6/2002	3,500,000
4,315,000		Maryland Economic Development Corp., Human Genome Sciences Series 1999A, (Allfirst Bank LOC), 1.580%, 12/3/2002	4,315,000
50,000,000		Maryland Economic Development Corp., Series 2001A Human Genome Sciences, (Allfirst Bank LOC), 1.580%, 12/3/2002	50,000,000
4,500,000		Maryland State IDFA, (Kelly Springfield Tire), (Allfirst Bank LOC), 1.390%, 12/2/2002	4,500,000
778,000		Maryland State IDFA, Human Genome, Series1994, (Allfirst Bank LOC), 1.340%, 12/2/2002	778,000
Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Banking--continued
$4,087,500		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 1.460%, 12/5/2002	$4,087,500
415,000		New Jersey EDA, Series 1992 K-3, (BNP Paribas SA LOC), 1.570%, 12/2/2002	415,000
9,500,000		Newton Racquetball Associates, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.580%, 12/4/2002	9,500,000
4,575,000		Northwood Crossing LLC, (First Commercial Bank, Birmingham, AL LOC), 1.470%, 12/5/2002	4,575,000
5,705,000		O'Dovero Consolidated LLC, (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.430%, 12/5/2002	5,705,000
7,700,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 1.470%, 12/5/2002	7,700,000
10,510,000		PVF Finance LLC, (Allfirst Bank LOC), 1.580%, 12/6/2002	10,510,000
8,800,000		Remington Leasing LLC, (Allfirst Bank LOC), 1.580%, 12/6/2002	8,800,000
7,500,000		Rt. 206, Inc., Series 2000, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.570%, 12/5/2002	7,500,000
800,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.460%, 12/5/2002	800,000
25,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.520%, 12/5/2002	25,000,000
3,200,000		Smith Garden Products, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.489%, 12/6/2002	3,200,000
3,865,000		Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 1.460%, 12/5/2002	3,865,000
10,000,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 1.520%, 12/5/2002	10,000,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.450%, 12/5/2002	1,800,000
4,905,000		Sun Valley, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.489%, 12/6/2002	4,905,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Allfirst Bank LOC), 1.580%, 12/6/2002	2,735,000
46,200,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.510%, 12/4/2002	46,200,000
3,100,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 1.520%, 12/5/2002	3,100,000
15,000,000	[2]	URI Trust, Series 2000-1, (UBS AG Swap Agreement), 1.870%, 12/18/2002	15,000,000
17,625,000		Union Development Co., (Bank of America N.A. LOC), 1.393%, 12/5/2002	17,625,000
Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Banking--continued
$5,420,000		Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH LOC), 1.530%, 12/5/2002	$5,420,000
4,410,000		Visalia, CA Community Redevelopment Agency, East Visalia Redevelopment Project (Series 1990), (Union Bank of California LOC), 2.250%, 12/5/2002	4,410,000
9,772,500		WCN Properties, Inc., Series 2000, (Allfirst Bank LOC), 1.580%, 12/6/2002	9,772,500
35,000,000		Wells Fargo & Co., 1.420%, 12/14/2002	35,000,000
4,290,000		Woodbury Business Forms, Inc./Carribean Business Forms, Series 1996 Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 1.760%, 12/5/2002	4,290,000

		TOTAL	827,039,134

		Brokerage--1.5%
20,000,000		Goldman Sachs Group, Inc., 1.441%, 12/16/2002	20,000,000
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.450%, 12/2/2002	25,000,000
40,000,000		Merrill Lynch & Co., Inc., 1.430%, 12/11/2002	40,000,000

		TOTAL	85,000,000

		Chemicals--0.2%
10,000,000		Bayer Corp., (Bayer AG Support Agreement), 4.450%, 3/19/2003	10,043,555

		Finance - Automotive--0.5%
30,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 2.240%, 12/2/2002	29,998,137

		Finance - Commercial--5.3%
43,000,000		Compass Securitization LLC, 1.335% - 1.650%, 12/5/2002 - 12/13/2002	42,998,501
90,500,000		General Electric Capital Corp., 1.409% - 1.411%, 12/9/2002 -- 12/17/2002	90,500,000
125,000,000		Paradigm Funding LLC, 1.349% - 1.710%, 12/1/2002 -- 12/12/2002	125,000,000
35,000,000		Paradigm Funding LLC, 1.381%, 12/15/2002	35,000,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 1.470%, 12/5/2002	3,000,000

		TOTAL	296,498,501

Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Finance - Retail--0.6%
$31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.937%, 12/15/2002	$31,000,000

		Finance - Securities--4.1%
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.361%, 12/15/2002	24,998,215
201,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.305% - 1.720%, 12/1/2002-2/1/2003	200,979,001

		TOTAL	225,977,216

		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, (Series 2000 B)/(FNMA LOC), 1.470%, 12/5/2002	810,000

		Insurance--5.7%
20,000,000		Allstate Life Insurance Co., 1.958%, 12/2/2002	20,000,000
30,000,000		GE Capital Assurance Co., 1.730%, 2/9/2003	30,000,000
25,000,000		GE Life and Annuity Assurance Co., 1.906%, 12/3/2002	25,000,000
84,000,000		Jackson National Life Insurance Co., 1.471% - 1.970%, 12/22/2002 - 1/1/2003	84,000,000
35,000,000		Monumental Life Insurance Co., 1.560%, 3/3/2003	35,000,000
40,000,000		Principal Life Insurance Co., 1.964%, 12/4/2002	40,000,000
23,000,000		Protective Life Insurance Co., 1.857%, 2/1/2003	23,000,000
50,000,000		Security Life of Denver Insurance Co., 1.939%, 1/24/2003	50,000,000
10,000,000		United of Omaha Life Insurance Co., 1.890%, 12/1/2002	10,000,000

		TOTAL	317,000,000

		Telecommunications--1.1%
40,000,000		BellSouth Telecommunications, Inc., 1.819%, 12/3/2002	40,000,000
23,900,000		Verizon Global Funding, 1.361%, 12/18/2002	23,898,599

		TOTAL	63,898,599

		TOTAL NOTES - VARIABLE	1,887,265,142

Principal Amount			Value
		REPURCHASE AGREEMENT--2.7%[5]
$148,873,000		Repurchase agreement with UBS Warburg LLC, dated 11/29/2002, due 12/2/2002 at 1.400%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds at $148,890,369) (cost of $148,873,000)	$148,873,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[6]	$5,596,508,714

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $95,000,000, which represents 1.7% of net assets. Included in these amounts are securities which have been deemed liquid. At November 30, 2002, these results amounted to $30,000,000 which represents 0.5% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Current rate and reset are shown.

5 The repurchase agreement is fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,577,792,319) at November 30, 2002.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,596,508,714
Income receivable		15,961,518
Receivable for shares sold		159,788

TOTAL ASSETS		5,612,630,020

Liabilities:
Payable for investments purchased	$31,000,000
Income distribution payable	1,588,204
Payable to bank	394,677
Payable for shares redeemed	132,705
Accrued expenses	1,722,115

TOTAL LIABILITIES		34,837,701

Net assets for 5,577,792,319 shares outstanding		$5,577,792,319

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,577,792,319 ÷ 5,577,792,319 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest			$54,431,555

Expenses:
Investment adviser fee		$13,862,288
Administrative personnel and services fee		2,084,888
Custodian fees		134,448
Transfer and dividend disbursing agent fees and expenses		3,489,615
Directors'/Trustees' fees		21,136
Auditing fees		5,545
Legal fees		13,862
Portfolio accounting fees		83,859
Distribution services fee		2,772,458
Shareholder services fee		6,931,144
Share registration costs		82,130
Printing and postage		117,128
Insurance premiums		2,772
Taxes		218,371
Miscellaneous		8,317

TOTAL EXPENSES		29,827,961

Waivers:
Waiver of investment adviser fee	$(414,011)
Waiver of transfer and dividend disbursing agent fees and expenses	(167,296)

TOTAL WAIVERS		(581,307)

Net expenses			29,246,654

Net investment income			$25,184,901

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,184,901	$119,036,412

Distributions to Shareholders:
Distributions from net investment income	(25,184,901)	(119,036,412)

Share Transactions:
Proceeds from sale of shares	9,097,603,796	15,523,662,338
Net asset value of shares issued to shareholders in payment of distributions declared	24,548,690	119,816,138
Cost of shares redeemed	(9,165,876,598)	(16,173,806,982)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,724,112)	(530,328,506)

Change in net assets	(43,724,112)	(530,328,506)

Net Assets:
Beginning of period	5,621,516,431	6,151,844,937

End of period	$5,577,792,319	$5,621,516,431

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [1]	0.02	0.05	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.00)[1]	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.46%	1.95%	5.34%	4.81%	4.46%	4.83%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.05%	1.04%	1.01%	1.00%	1.00%

Net investment income	0.91%[3]	1.94%	5.18%	4.73%	4.36%	4.73%

Expense waiver/reimbursement[4]	0.02%[3]	0.02%	0.06%	0.14%	0.16%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,577,792	$5,621,516	$6,151,845	$5,061,010	$4,728,448	$3,748,034

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting policies ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Interval Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under Act.

Additional information on each restricted illiquid security held at November 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1	9/27/2000	$50,000,000

URI Trust, Series 2000-1	12/18/2000	$ 15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $5,577,787,402. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2002	Year Ended 5/31/2002
Shares sold	9,097,603,796	15,523,662,338
Shares issued to shareholders in payment of distributions declared	24,548,690	119,816,138
Shares redeemed	(9,165,876,598)	(16,173,806,982)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(43,724,112)	(530,328,506)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund annually to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551105

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0122606 (1/03)

Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--31.7%
		U.S. Treasury Bills--15.6%[1]
$88,000,000		1.224% - 1.610%, 12/26/2002 -- 5/29/2003	$87,678,773

		U.S. Treasury Bond--0.6%
3,300,000		10.750%, 2/15/2003	3,358,467

		U.S. Treasury Notes--15.5%
86,000,000		2.750% - 6.250%, 2/15/2003 - 11/30/2003	87,129,763

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	178,167,003

		REPURCHASE AGREEMENTS--68.2%[2]
27,000,000		Repurchase agreement with BNP Paribas Securities Corp., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2024 (repurchase proceeds at $27,003,015)	27,000,000
27,000,000		Repurchase agreement with Barclays Capital, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $27,003,015)	27,000,000
27,000,000		Repurchase agreement with Bear Stearns Cos., Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2010 (repurchase proceeds at $27,003,015)	27,000,000
27,000,000		Repurchase agreement with Credit Suisse First Boston Corp., dated 11/29/2002, due 12/2/2002 at 1.310%, collateralized by U.S. Treasury with various maturities to 2030 (repurchase proceeds at $27,002,948)	27,000,000
48,000,000		Repurchase agreement with Deutsche Bank Securities, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2022 (repurchase proceeds at $48,005,360)	48,000,000
24,000,000		Repurchase agreement with Deutsche Bank Securities, Inc., dated 11/26/2002, due 12/3/2002 at 1.350%, collateralized by U.S. Treasury with various maturities to 2028 (repurchase proceeds at $24,006,300)	24,000,000
27,000,000		Repurchase agreement with Greenwich Capital Markets, Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2022 (repurchase proceeds at $27,003,015)	27,000,000
27,000,000		Repurchase agreement with J.P. Morgan Securities, Inc., dated 11/29/2002, due 12/2/2002 at 1.350%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $27,003,038)	27,000,000
27,000,000		Repurchase agreement with Morgan Stanley & Co., Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $27,003,015)	27,000,000
27,000,000		Repurchase agreement with Salomon Smith Barney Inc., dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2027 (repurchase proceeds at $27,003,015)	27,000,000
10,657,000		Repurchase agreement with Societe Generale, New York, dated 11/29/2002, due 11/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2029 (repurchase proceeds at $10,658,190)	10,657,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$36,000,000	[3]	Repurchase agreement with UBS Warburg LLC, dated 11/8/2002, due 12/31/2002 at 1.240%, collateralized by U.S. Treasury with various maturities to 2012 (repurchase proceeds at $36,065,720)	$36,000,000
22,000,000	[3]	Repurchase agreement with UBS Warburg LLC, dated 11/12/2002, due 1/30/2003 at 1.240%, collateralized by U.S. Treasury with various maturities to 2020 (repurchase proceeds at $22,059,864)	22,000,000
27,000,000		Repurchase agreement with UBS Warburg LLC, dated 11/29/2002, due 12/2/2002 at 1.340%, collateralized by U.S. Treasury with various maturities to 2021 (repurchase proceeds at $27,003,015)	27,000,000

		TOTAL REPURCHASE AGREEMENTS	383,657,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$561,824,003

1 These issues show the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($562,654,226) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$383,657,000
Investments in securities	178,167,003

Total investments in securities, at amortized cost and value		$561,824,003
Cash		768
Income receivable		1,193,143
Receivable for shares sold		179,663

TOTAL ASSETS		563,197,577

Liabilities:
Payable for shares redeemed	91,524
Income distribution payable	159,903
Accrued expenses	203,785

TOTAL LIABILITIES		455,212

Net assets for 562,742,365 shares outstanding		$562,742,365

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$562,742,365 ÷ 562,742,365 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2002 (unaudited)

Investment Income:
Interest		$5,434,103

Expenses:
Investment adviser fee	$1,502,498
Administrative personnel and services fee	225,976
Custodian fees	24,020
Transfer and dividend disbursing agent fees and expenses	320,583
Directors'/Trustees' fees	3,596
Auditing fees	5,243
Legal fees	2,259
Portfolio accounting fees	48,299
Distribution services fee	300,500
Shareholder services fee	751,249
Share registration costs	44,217
Printing and postage	20,393
Insurance premiums	901
Taxes	25,296
Miscellaneous	8,093

TOTAL EXPENSES	3,283,123

Waiver of investment adviser fee	(113,153)

Net expenses		3,169,970

Net investment income		2,264,133

Net realized gain on investments		206,082

Change in net assets resulting from operations		$2,470,215

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2002	Year Ended 5/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,264,133	$12,427,164
Net realized gain on investments	206,082	533,247

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,470,215	12,960,411

Distributions to Shareholders:
Distributions from net investment income	(2,264,133)	(12,427,164)
Distributions from net realized gain on investments	(206,082)	(533,247)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,470,215)	(12,960,411)

Share Transactions:
Proceeds from sale of shares	944,788,838	2,801,372,885
Net asset value of shares issued to shareholders in payment of distributions declared	2,137,624	11,239,610
Cost of shares redeemed	(991,133,224)	(3,182,956,416)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,206,762)	(370,343,921)

Change in net assets	(44,206,762)	(370,343,921)

Net Assets:
Beginning of period	606,949,127	977,293,048

End of period	$562,742,365	$606,949,127

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [1]	0.02	0.05	0.04	0.04	0.05
Net realized and unrealized gain on investments	0.00 [1]	0.00 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [1]	0.02	0.05	0.04	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.00)[1]	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.00)[1]	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.41%	1.67%	5.03%	4.47%	4.21%	4.70%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.03%	1.04%	1.01%	1.00%	1.00%

Net investment income	0.75%[3]	1.63%	4.91%	4.37%	4.11%	4.60%

Expense waiver/reimbursement[4]	0.04%[3]	--	0.01%	0.04%	0.07%	0.05%

Supplemental Data:

Net assets, end of period (000 omitted)	$562,742	$606,949	$977,293	$850,062	$969,592	$821,484

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, there was $12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $562,742,365. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2002	Year Ended 5/31/2002
Shares sold	944,788,838	2,801,372,885
Shares issued to shareholders in payment of distributions declared	2,137,624	11,239,610
Shares redeemed	(991,133,224)	(3,182,956,416)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,206,762)	(370,343,921)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund annually to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551402

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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